Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Change in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Beginning balance	$ 1,066,998	$ 357,929	$ 357,929	$ (141,749)
Foreign currency translation gain	563,687	$ 276,216	709,069	499,678
Ending balance	$ 1,630,685		$ 1,066,998	$ 357,929